Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Commitments

Jackpot Commitments

Jackpot liabilities are recorded as current and non-current liabilities as follows:

($ in millions)	December 31, 2021
Current liabilities	66
Non-current liabilities	130
196

Future jackpot liabilities as of December 31, 2021 are due as follows:

($ in millions)	Previous Winners	Future Winners	Total
2022	25	41	66
2023	20	10	31
2024	18	1	18
2025	15	1	16
2026	13	1	13
Thereafter	72	8	79
Future jackpot payments due	163	60	223
Unamortized discounts			(27)
Total jackpot liabilities			196

Performance and other bonds

Certain contracts require us to provide a surety bond as a guarantee of performance for the benefit of customers; bid and litigation bonds for the benefit of potential customers; and WAP bonds that are used to secure our financial liability when a player elects to have their WAP jackpot winnings paid over an extended period of time.

These bonds give beneficiaries the right to obtain payment and/or performance from the issuer of the bond if certain specified events occur. In the case of performance bonds, which generally have a term of one year, such events include our failure to perform our obligations under the applicable contracts. In general, we would only be liable for these guarantees in the event of default in our performance of our obligations under each contract, the probability of which we believe is remote. Accordingly, no liability has been recorded as of December 31, 2021 and 2020 related to these bonds.
Legal Proceedings

From time to time, the Parent and/or one or more of its subsidiaries are party to legal, regulatory, or administrative proceedings regarding, among other matters, claims by and against us, and injunctions by third parties arising out of the ordinary course of business. Licenses are also subject to legal challenges by competitors seeking to annul awards made to the Company. The Parent and/or one or more of its subsidiaries are also, from time to time, subjects of, or parties to, ethics and compliance inquiries and investigations related to the Company’s ongoing operations. At December 31, 2021, provisions for litigation matters amounted to $4 million. With respect to litigation and other legal proceedings where we have determined that an incremental loss is reasonably possible but we are unable to determine an estimate of that reasonably possible loss in excess of amounts already accrued, no additional amounts have been accrued, given the uncertainties of litigation and the inherent difficulty of predicting the outcome of legal proceedings.

Texas Fun 5’s Instant Ticket Game

IGT Global Solutions Corporation (formerly GTECH Corporation) is party to four lawsuits in Texas state court arising out of the Fun 5’s instant ticket game sold by the Texas Lottery Commission (“TLC”) from September 14, 2014 to October 21, 2014. Plaintiffs allege each ticket’s instruction for Game 5 provided a 5x win (five times the prize box amount) any time the “Money Bag” symbol was revealed in the “5X BOX”. However, TLC awarded a 5x win only when (1) the “Money Bag” symbol was revealed and (2) three symbols in a pattern were revealed.

(a)Steele, James et al. v. GTECH Corp., filed on December 9, 2014 in Travis County (No. D1GN145114). Through intervenor actions, over 1,200 plaintiffs claim damages in excess of $500 million. GTECH Corporation’s plea to the jurisdiction for dismissal based on sovereign immunity was denied. GTECH Corporation appealed. The appellate court ordered that plaintiffs’ sole remaining claim should be reconsidered. On April 27, 2018, this and a related matter were appealed to the Texas Supreme Court, which heard arguments on December 3, 2019. On June 12, 2020, the Texas Supreme Court ruled that Plaintiffs’ could proceed with their fraud allegations in the lower court; all other claims were dismissed. On March 26, 2021, October 29, 2021 and February 3, 2022 (two motions), GTECH Corporation filed motions for summary judgment. One such motion was denied on February 25, 2022, while the other three remain pending.
(b)Guerra, Esmeralda v. GTECH Corp. et al., filed on June 10, 2016 in Hidalgo County (No. C277716B). Plaintiff claims damages in excess of $0.5 million.
(c)Wiggins, Mario & Kimberly v. IGT Global Solutions Corp., filed on September 7, 2016 in Travis County (No. D1GN16004344). Plaintiffs claim damages in excess of $1 million.
(d)Campos, Osvaldo Guadalupe et al. v. GTECH Corp., filed on October 20, 2016 in Travis County (No. D1GN16005300). Plaintiffs claim damages in excess of $1 million.

We dispute the claims made in each of these cases and continue to defend against these lawsuits.

Adrienne Benson and Mary Simonson, individually and on behalf of all others similarly situated v. Double Down Interactive LLC, et al.

On April 9, 2018, a plaintiff, Adrienne Benson, filed a putative class action against the Company’s wholly-owned subsidiary, International Game Technology, and Double Down Interactive LLC, a Washington limited liability company in the United States District Court for the Western District of Washington. On July 23, 2018, plaintiff filed a first amended complaint, adding named plaintiff Mary Simonson, and adding allegations to represent a putative class of all persons in the United States who purchased and allegedly lost virtual “chips” while playing games through an online gaming platform called Double Down Casino, which at all times has been operated by Double Down Interactive LLC. On April 26, 2021, plaintiffs filed a second amended complaint naming IGT, a wholly-owned subsidiary of International Game Technology, as an additional defendant. Plaintiffs have asserted claims for alleged violations of Washington’s Recovery of Money Lost at Gambling Act, Washington’s Consumer Protection Act, and for unjust enrichment, and seeks unspecified money damages (including treble damages as appropriate), the award of reasonable attorneys’ fees and costs, pre- and post-judgment interest, and injunctive and/or declaratory relief.

International Game Technology acquired Double Down Interactive LLC in 2012 and, effective June 1, 2017, sold Double Down Interactive LLC to DoubleU Games pursuant to a purchase agreement (the “Purchase Agreement”). At all times relevant, Double Down Interactive LLC was the sole operator of the Double Down Casino, and International Game Technology asserts, among other defenses, that it has no liability for the actions of a bona fide subsidiary.
On May 10, 2018, Double Down Interactive LLC and DoubleU Diamond LLC sent a claim notice (the “DDI Claim Notice”) to International Game Technology seeking indemnification and reimbursement of defense costs for all claims against Double U Diamond LLC and its affiliates (the “DoubleU Entities”) in the Benson matter, pursuant to the Purchase Agreement. On June 7, 2018, International Game Technology responded to the DDI Claim Notice, rejecting any obligation to indemnify or pay defense costs of the DoubleU Entities, and sent a claim notice to DoubleU Diamond LLC for indemnification and reimbursement of defense costs for all claims against International Game Technology in the Benson matter pursuant to the terms of certain agreements with DoubleU Diamond LLC.

On June 17, 2021, IGT sent a claim notice to DoubleU Diamond LLC for indemnification and reimbursement of defense costs for all claims against IGT in the Benson matter pursuant to the terms of certain agreements with DoubleU Diamond LLC.

On August 20, 2018, International Game Technology filed a motion to compel arbitration under the Federal Arbitration Act. The denial of that motion was appealed to the United States Court of Appeals for the Ninth Circuit, which in turn affirmed the district court by mandate effective February 20, 2020.

International Game Technology filed an answer to the first amended complaint on January 18, 2019, and an answer to the second amended complaint on May 10, 2021, continuing to deny all material allegations of liability and damages, and further denying that International Game Technology was responsible for the operation of the Double Down Casino. International Game Technology amended its answer to the first amended complaint on April 21, 2021. IGT filed a motion to dismiss the second amended complaint on May 18, 2021, which remains pending.

International Game Technology moved to certify the liability questions to the Washington State Supreme Court, which was denied on August 11, 2020. International Game Technology’s motion to reconsider the question of certification was denied on January 15, 2021.

On August 13, 2020, International Game Technology filed a motion to strike the nationwide class allegations from the amended complaint, which was denied on March 19, 2021.

On September 10, 2020, International Game Technology filed a motion to dismiss and stay the case on the grounds that the federal court should abstain from deciding the liability questions under Washington law. That motion was denied on March 24, 2021. On February 25, 2021, plaintiffs filed a motion for class certification and for preliminary injunction, which remains pending, and has not been set for hearing.

Discovery closed on August 24, 2021. Before the close of discovery, plaintiffs filed motions for leave to take additional depositions and to make expert disclosures that remain pending.

There is currently no trial date set for this matter.

International Game Technology is vigorously pursuing its defenses. We are currently unable to estimate the amount or range of reasonably possible loss.